Property, Plant And Equipment, Net (Schedule Of Property, Plant And Equipment, Net) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) a ft²	Dec. 31, 2024 USD ($)
Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross | $	$ 3,054,937	$ 2,849,287
Accumulated depreciation | $	(1,672,817)	(1,572,339)
Depreciated cost | $	1,382,120	1,276,948
Land, Buildings And Leasehold Improvements
Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross | $	1,235,808	1,156,083
Instruments, Machinery And Equipment
Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross | $	1,539,384	1,420,055
Enterprise Resource Planning (ERP)
Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross | $	133,330	132,817
Office Furniture And Other
Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross | $	97,638	90,461
Motor Vehicles And Airplanes
Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross | $	$ 48,777	$ 49,871
Israel
Property, Plant and Equipment, Net [Line Items]
Real estate owned, square feet	1,658,140
Real estate leased, square feet	7,844,631
Ramat Beka
Property, Plant and Equipment, Net [Line Items]
Real estate owned, square feet	860,000
U.S.
Property, Plant and Equipment, Net [Line Items]
Real estate owned, square feet	977,124
Real estate leased, square feet	968,407
New Hampshire, Florida and Alabama Facilities
Property, Plant and Equipment, Net [Line Items]
Real estate owned, in acres | a	150
Arizona, Washington and Georgia Facilities
Property, Plant and Equipment, Net [Line Items]
Real estate owned, square feet	166,000
Real estate leased, square feet	83,000
Other Countries
Property, Plant and Equipment, Net [Line Items]
Real estate owned, square feet	881,916
Real estate leased, square feet	754,362